Forward Purchase Agrement (Details) - USD ($)			2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 02, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	May 13, 2024
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall		100.00%
Dilutive offering divided (in Dollars per share)				$ 10			$ 10
FPA Seller shares received (in Shares)	90,000		90,000				90,000
Purchase price, per share (in Dollars per share)	$ 10.95		$ 10.95				$ 10.95
Fair value of the prepayment	$ 6,067,094			$ 14,257,648			$ 14,257,648
Fair value of the maturity consideration	$ 1,704,416			$ 1,704,416
Change in fair value of forward purchase agreement
Forward Purchase Agreement [Member]
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall		0.50%
FPA Seller shares received (in Shares)	504,425		504,425	504,425			504,425
Purchase price				$ 545,356			$ 545,356
Purchase price, per share (in Dollars per share)	$ 10.95		$ 10.95	$ 10.95			$ 10.95
Fees and expenses							$ 1,004,736
Share price (in Dollars per share)	$ 3		$ 3	$ 3			$ 3
Fair value of the prepayment				$ 6,066,324			$ 6,066,324
Reset Price [Member]
Forward Purchase Agreements [Line Items]
Reset price (in Dollars per share)				$ 10			$ 10
Recycled Shares [Member]
Forward Purchase Agreements [Line Items]
FPA Seller shares received (in Shares)	50,070		50,070	50,070			50,070
Successor [Member]
Forward Purchase Agreements [Line Items]
Change in fair value of forward purchase agreement			$ 3,268,581	$ (349,189)
Forecast [Member]
Forward Purchase Agreements [Line Items]
FPA Seller shares received (in Shares)									504,525